                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 11/15/56          since 12/20/91          since 10/26/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            9.35%       9.21%       7.82%        7.82%      6.30%       6.30%

10-year                    7.34        6.70        6.84         6.84         --          --

5-year                     3.91        2.69        3.13         2.91       3.11        3.11

1-year                     3.49       -2.44        2.68        -2.32       2.65        1.65

6-month                    7.19        1.05        6.80         1.80       6.74        5.74
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Securities Index represents convertible securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Harbor Fund is managed by the adviser's Equity Income team. Current members include(1) Christine Drusch, Managing Director; Ellen Gold, Vice President; and David McLaughlin, Vice President. This discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Convertible securities of companies with credit ratings below investment grade and with small market capitalizations encountered generally favorable conditions during the past six months.

        -- As stocks declined in the past three years, convertible securities became less equity sensitive because their downside was limited by their bond values. Therefore, convertible price movements during the last six months reflected price movements in the bond market rather than price movements in the stock market.

        -- Convertible securities that performed best were those issued by fundamentally weak companies with tenuous finances. While these characteristics typically have a negative effect on security prices, improving credit conditions and a rising bond market spurred investors' enthusiasm, buoying these low-quality convertible securities' prices upward.

        -- Convertible prices were also driven up, in part, by fixed-income investors, who looked to convertibles as an attractively valued alternative to more-expensive high-yield bonds.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The fund outperformed its benchmark, the Merrill Lynch All Convertibles Securities Index.

        -- Van Kampen Harbor Fund returned 7.19 percent for the six months that ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark, the Merrill Lynch All Convertibles Securities Index, returned 5.70 percent.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Financial, health-care and consumer securities contributed to overall gains.(2)

        -- Strong-performing financial holdings included title-insurance company First American, which benefited from its ability to leverage large stores of consumer data; National Australia Bank, boosted by the strong Australian dollar; and Washington Mutual, which was well served by strong mortgage-refinancing activity stemming from low interest rates.

        -- In health care, positions in Gilead Sciences, Teva Pharmaceutical and ResMed bolstered fund returns. Gilead, which produces biotechnology therapies for infectious diseases, was one of many success stories in the biotech industry. Teva, a maker of generic drugs, benefited from investor confidence about its pipeline of new products and execution of its management strategy. ResMed's stock gained ground in the wake of increasing evidence that sleep apnea, which the company's products treat, may be linked to heart attacks.

        -- In the consumer area, a position in Dean Foods proved advantageous. Dean, the leading milk producer in the United States, benefited from growth in its flavored- and soy-milk product lines.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Certain utility, telecommunications and technology securities had a negative effect on the fund.

        -- In the technology sector, positions in PC-microprocessor maker Advanced Micro Devices (sold during the period) and security-

TOP 10 HOLDING AS OF 6/30/03                TOP 10 INDUSTRIES AS OF 6/30/03
First American                 3.0%         Pharmaceuticals                4.8%
EOP Operating LP               2.5          Aerospace & Defense            4.7
Computer Associates                         Application Software           4.4
  International                2.1          Broadcasting & Cable TV        4.3
Kerr-McGee                     2.0          Automobile Manufacturers       3.8
Ford Motor                     2.0          Communications Equipment       3.6
Tribune                        2.0          Property & Casualty            3.6
Newell Financial               1.9          Electric Utilities             3.2
General Motors                 1.9          Diversified Banks              3.1
Tyco International             1.8          Consumer Finance               2.7
Amgen                          1.8

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2)There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

            software developer Network Associates dragged down results. Both companies did poorly after announcing earnings below expectations.

        -- In telecommunications, the fund's performance relative to the Merrill Lynch index was hurt by not owning Sprint PCS, a security that did well as the market rallied and is a large component in the index.

        -- Among utilities, DTE Energy dragged down performance; the stock fell when the company cut its earnings estimates. We trimmed the position. In addition, not owning independent power producers, such as Calpine, Mirant and AES, also hurt results. We had de-emphasized these higher-risk investments after concerns developed about their credit profiles. During the period, however, as investors increasingly looked to more speculative investments, these securities began performing better.

Q.     PLEASE HIGHLIGHT SIGNIFICANT INVESTMENTS FROM THE PORTFOLIO.

A. The fund's holdings were broadly diversified across a variety of sectors. Some of the fund's largest positions included:

        -- FIRST AMERICAN. Besides providing title-insurance services, the fund's largest holding offers a variety of other financial and real-estate services. First American has access to significant amounts of consumer data and has so far been successful in using that data profitably--through credit-reporting and employee-screening services, for example.

        -- TRIBUNE. In our opinion, Tribune, one of the nation's largest media companies, was positioned to benefit from a potential recovery in commercial advertising, which has been depressed for several years now and, during the period, showed preliminary signs of rebounding.

        -- FORD MOTOR. We also established for the fund a significant position in the world's second-largest carmaker because we believed the company's pension obligations were less burdensome than those of its nearest competitor. We also noted recent increases in Ford's vehicle sales.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. As the reporting period closed, the supply of convertible securities increased sharply--providing us with a wide variety of new opportunities to invest in. As we look to take advantage of those opportunities, we will continue our commitment to the fund's shareholders and select those investments we believe are in their best interest.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by Calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  53.3%
          ADVERTISING  1.2%
$2,000    Interpublic Group Cos., Inc., 144A--Private
          Placement (a)................................... 4.500%   03/15/23   $  2,797,500
 2,000    Lamar Advertising Co. .......................... 5.250    09/15/06      2,070,000
                                                                               ------------
                                                                                  4,867,500
                                                                               ------------
          AEROSPACE & DEFENSE  1.1%
 4,350    L-3 Communications Holdings, Inc. .............. 4.000    09/15/11      4,551,187
                                                                               ------------
          APPAREL RETAIL  1.0%
   250    The Gap, Inc. .................................. 5.750    03/15/09        337,187
 3,000    The Gap, Inc., 144A--Private Placement (a)...... 5.750    03/15/09      4,046,250
                                                                               ------------
                                                                                  4,383,437
                                                                               ------------
          APPLICATION SOFTWARE  4.4%
 3,500    Bea Systems, Inc. .............................. 4.000    12/15/06      3,390,625
 2,000    Computer Associates International, Inc. ........ 5.000    03/15/07      2,412,500
 4,750    Computer Associates International, Inc., 144A--
          Private Placement (a)........................... 1.625    12/15/09      6,418,438
 3,000    Mercury Interactive Corp. ...................... 4.750    07/01/07      2,973,750
 3,000    Networks Associates, Inc. ...................... 5.250    08/15/06      3,176,250
                                                                               ------------
                                                                                 18,371,563
                                                                               ------------
          BIOTECHNOLOGY  2.7%
 9,500    Amgen, Inc., LYON...............................   *      03/01/32      7,505,000
 4,000    Icos Corp., 144A--Private Placement (a)......... 2.000    07/01/23      3,620,000
                                                                               ------------
                                                                                 11,125,000
                                                                               ------------
          BROADCASTING & CABLE TV  3.8%
 7,000    Echostar Communications Corp. .................. 5.750    05/15/08      7,446,250
 6,350    Liberty Media Corp. ............................ 3.250    03/15/31      6,635,750
 1,250    Sirius Satellite Radio, Inc. ................... 3.500    06/01/08      1,767,188
                                                                               ------------
                                                                                 15,849,188
                                                                               ------------
          BUILDING PRODUCTS  0.4%
 1,500    Lennox International, 144A-- Private Placement
          (a)............................................. 6.250    06/01/09      1,638,750
                                                                               ------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          COMMUNICATIONS EQUIPMENT  1.9%
$5,000    Juniper Networks, Inc., 144A--Private Placement
          (a).............................................   *      06/15/08   $  4,631,250
 1,000    Lucent Technologies, Inc. Ser B................. 2.750%   06/15/25        931,250
 1,500    Utstarcom, Inc., 144A--Private Placement (a).... 0.875    03/01/08      2,430,000
                                                                               ------------
                                                                                  7,992,500
                                                                               ------------
          COMPUTER STORAGE & PERIPHERALS  1.1%
 3,500    Hutchinson Technology, Inc., 144A--Private
          Placement (a)................................... 2.250    03/15/10      4,650,625
                                                                               ------------

          CONSUMER FINANCE  1.9%
 4,000    Countrywide Financial, LYON.....................   *      02/08/31      3,610,000
 4,000    Providian Financial Corp. ...................... 4.000    05/15/08      4,455,000
                                                                               ------------
                                                                                  8,065,000
                                                                               ------------
          DATA PROCESSING & OUTSOURCING SERVICES  0.1%
   235    Electronic Data Systems Corp., 144A--Private
          Placement (a)................................... 3.875    07/15/23        242,344
                                                                               ------------

          DEPARTMENT STORES  1.3%
 5,500    Penney JC Co., Inc. 144A--Private Placement
          (a)............................................. 5.000    10/15/08      5,383,125
                                                                               ------------

          ELECTRIC  1.9%
 4,225    Calpine Corp. .................................. 4.000    12/26/06      3,823,625
 4,300    Reliant Resources, Inc., 144A--Private Placement
          (a)............................................. 5.000    08/15/10      4,235,500
                                                                               ------------
                                                                                  8,059,125
                                                                               ------------
          ELECTRONIC EQUIPMENT MANUFACTURERS  1.1%
 2,500    Agilent Technologies, Inc., 144A--Private
          Placement (a)................................... 3.000    12/01/21      2,443,750
 2,000    Cymer, Inc., 144A--Private Placement (a)........ 3.500    02/15/09      2,025,000
                                                                               ------------
                                                                                  4,468,750
                                                                               ------------
          EMPLOYMENT SERVICES  0.4%
 3,000    Manpower, Inc. .................................   *      08/17/21      1,886,250
                                                                               ------------

          ENTERTAINMENT  0.9%
 2,500    GTECH Holdings Corp. ........................... 1.750    12/15/21      3,656,250
                                                                               ------------

          FOOD  0.7%
 4,000    General Mills, Inc., 144A--Private Placement
          (a).............................................   *      10/28/22      2,855,000
                                                                               ------------

          FOOD RETAIL  0.3%
 2,000    Whole Foods Market, Inc. .......................   *      03/02/18      1,082,500
                                                                               ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          FOOTWEAR  0.6%
$2,500    Reebok International Ltd., 144A--Private
          Placement (a)................................... 4.250%   03/01/21   $  2,700,000
                                                                               ------------

          HEALTH CARE EQUIPMENT  0.7%
 3,000    Medtronic, Inc. ................................ 1.250    09/15/21      3,127,500
                                                                               ------------

          HEALTH CARE FACILITIES  1.6%
 2,000    Community Health Systems, Inc. ................. 4.250    10/15/08      2,007,500
 4,600    Lifepoint Hospital, Inc. ....................... 4.500    06/01/09      4,467,750
                                                                               ------------
                                                                                  6,475,250
                                                                               ------------
          HEALTH CARE SUPPLIES  1.8%
 2,000    Charles River Laboratories, Inc. ............... 3.500    02/01/22      2,170,000
 5,025    ResMed, Inc. ................................... 4.000    06/20/06      5,182,031
                                                                               ------------
                                                                                  7,352,031
                                                                               ------------
          HOME IMPROVEMENT RETAIL  0.5%
 3,000    Lowe's Cos., Inc., LYON.........................   *      02/16/21      2,250,000
                                                                               ------------

          INTEGRATED TELECOMMUNICATION SERVICES  1.5%
 3,500    Centurytel, Inc., Ser K......................... 4.750    08/01/32      4,112,500
 2,000    Comverse Technology, Inc., 144A--Private
          Placement (a)...................................   *      05/15/23      2,155,000
                                                                               ------------
                                                                                  6,267,500
                                                                               ------------
          INTERNET SOFTWARE & SERVICES  1.9%
 2,000    Ask Jeeves, 144A--Private Placement (a).........   *      06/01/08      1,990,000
 3,000    E*Trade Group, Inc. ............................ 6.750    05/15/08      3,213,750
 2,000    Symantec Corp. ................................. 3.000    11/01/06      2,820,000
                                                                               ------------
                                                                                  8,023,750
                                                                               ------------
          METAL & GLASS CONTAINERS  1.1%
   900    Freeport-McMoRan Copper & Gold, Inc. ........... 8.250    01/31/06      1,603,125
 1,600    Freeport-McMoRan Copper & Gold, Inc., 144A--
          Private Placement (a)........................... 8.250    01/31/06      2,850,000
                                                                               ------------
                                                                                  4,453,125
                                                                               ------------
          MULTI-LINE INSURANCE  1.4%
 6,000    Loews Corp. (Convertible to 92,254 Diamond
          Offshore Drilling, Inc. common shares).......... 3.125    09/15/07      5,655,000
                                                                               ------------

          OIL & GAS EXPLORATION & PRODUCTION  1.4%
 5,470    Kerr-McGee Corp. ............................... 5.250    02/15/10      5,880,250
                                                                               ------------

          PACKAGING  0.5%
 2,000    Sealed Air Corp., 144A--Private Placement (a)... 3.000    06/30/33      1,997,500
                                                                               ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          PHARMACEUTICALS  3.1%
$2,000    Corixa Corp., 144A--Private Placement (a)....... 4.250%   07/01/08   $  2,220,720
 1,250    Gilead Sciences, Inc. .......................... 5.000    12/15/07      2,881,250
 3,000    IVAX Corp., 144A--Private Placement (a)......... 4.500    05/15/08      2,925,000
 4,000    Watson Pharmaceuticals, Inc., 144A--Private
          Placement (a)................................... 1.750    03/15/23      4,855,000
                                                                               ------------
                                                                                 12,881,970
                                                                               ------------
          PROPERTY & CASUALTY  3.0%
11,000    First American Corp. ........................... 4.500    04/15/08     12,567,500
                                                                               ------------

          REAL ESTATE MANAGEMENT & DEVELOPMENT  2.5%
 9,700    EOP Operating LP................................ 7.250    11/15/08     10,318,375
                                                                               ------------

          SEMICONDUCTOR EQUIPMENT  1.9%
 2,000    Credence Systems Corp., 144A--Private Placement
          (a)............................................. 1.500    05/15/08      2,092,500
 2,000    Lam Research Corp., 144A-- Private Placement
          (a)............................................. 4.000    06/01/06      1,952,500
 2,250    Photronics, Inc., 144A--Private Placement (a)... 2.250    04/15/08      2,947,500
 1,000    Teradyne, Inc. ................................. 3.750    10/15/06      1,081,250
                                                                               ------------
                                                                                  8,073,750
                                                                               ------------
          SEMICONDUCTORS  2.5%
 4,000    Cypress Semiconductor Corp. .................... 4.000    02/01/05      4,030,000
 2,000    Fairchild Semiconductor Corp. .................. 5.000    11/01/08      1,937,500
 5,120    TriQuint Semiconductor, Inc. ................... 4.000    03/01/07      4,262,400
                                                                               ------------
                                                                                 10,229,900
                                                                               ------------
          SPECIALTY STORES  0.5%
 2,000    Barnes & Noble, Inc., 144A-- Private Placement
          (a)............................................. 5.250    03/15/09      2,012,500
                                                                               ------------

          WIRELESS TELECOMMUNICATION SERVICES  0.6%
 2,500    Nextel Communications, Inc. .................... 6.000    06/01/11      2,628,125
                                                                               ------------

          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  53.3%...........    222,022,120
                                                                               ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  8.3%
10,500    Celestica, Inc., LYON (Canada)..................   *      08/01/20      5,538,750
 3,000    Deutsche Bank Luxembourg SA, 144A--Private
          Placement (Luxembourg) (Variable Rate Coupon)
          (a)............................................. 1.510    05/01/12      4,890,000
 3,000    Nortel Networks Corp. (Canada).................. 4.250    09/01/08      2,542,500
 3,250    Swiss Life Finance Ltd. (United Kingdom)........ 2.000    05/20/05      3,538,437
 3,000    Swiss Life Finance Ltd., 144A--Private Placement
          (United Kingdom) (a)............................ 2.000    05/20/05      3,258,900
 5,200    Teva Pharmaceutical Finance LLC (Netherlands)... 0.375    11/15/22      7,319,000

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                            MARKET
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS (CONTINUED)
$4,000    Tyco International Group SA, Ser A,
          144A--Private Placement (Luxembourg) (a)........ 2.750%   01/15/18   $  4,330,000
 3,000    Tyco International Group SA, Ser B,
          144A--Private Placement (Luxembourg) (a)........ 3.125    01/15/23      3,300,000
                                                                               ------------

          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  8.3%.............     34,717,587
                                                                               ------------

                                                                                   MARKET
DESCRIPTION                                                           SHARES       VALUE
COMMON STOCKS  5.6%
COMMUNICATIONS EQUIPMENT  0.6%
Cisco Systems, Inc. (b)...........................................     50,000   $    834,500
Juniper Networks, Inc. (b)........................................    150,000      1,855,500
                                                                                ------------
                                                                                   2,690,000
                                                                                ------------
MULTI-UTILITIES & UNREGULATED POWER  0.3%
Williams Cos., Inc. ..............................................    175,000      1,382,500
                                                                                ------------

OIL & GAS EQUIPMENT & SERVICES  1.2%
Baker Hughes, Inc. ...............................................     87,000      2,920,590
Cooper Cameron Corp. (b)..........................................     40,000      2,015,200
                                                                                ------------
                                                                                   4,935,790
                                                                                ------------
OIL & GAS EXPLORATION & PRODUCTION  0.4%
Spinnaker Exploration Co. (b).....................................     65,000      1,703,000
                                                                                ------------

PACKAGED FOODS  1.1%
Dean Foods Co. (b)................................................    143,413      4,517,508
                                                                                ------------

PUBLISHING  2.0%
Tribune Co. ......................................................    170,469      8,233,653
                                                                                ------------

TOTAL COMMON STOCKS..........................................................     23,462,451
                                                                                ------------

CONVERTIBLE PREFERRED STOCKS  31.2%
AEROSPACE & DEFENSE  3.6%
Coltec Capital Trust, 5.250%, TIDES...............................    138,500      4,632,825
Northrop Grumman Corp., Ser B, 7.000%.............................     56,000      6,888,000
Raytheon Co., 8.250%..............................................     60,000      3,434,400
                                                                                ------------
                                                                                  14,955,225
                                                                                ------------

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                           SHARES       VALUE
AUTOMOBILE MANUFACTURERS  3.8%
Ford Motor Co. Capital Trust II, 6.500%...........................    190,000   $  8,255,500
General Motors Corp., Ser B, 5.250%...............................    124,500      2,788,800
General Motors Corp., Ser C, 6.250%...............................    200,000      4,980,000
                                                                                ------------
                                                                                  16,024,300
                                                                                ------------
BROADCASTING & CABLE TV  0.5%
Sinclair Broadcast Group, Ser D, 6.000%...........................     50,000      2,250,000
                                                                                ------------

COMMUNICATIONS EQUIPMENT  0.5%
Nortel Networks Corp., 7.000% (Canada)............................         40      1,991,156
                                                                                ------------

CONSTRUCTION & FARM MACHINERY  0.9%
Cummins Capital Trust I, 7.000%...................................     70,000      3,727,500
                                                                                ------------

CONSUMER FINANCE  0.8%
Capital One Financial Corp., 6.250%...............................     80,000      3,270,400
                                                                                ------------

DIVERSIFIED BANKS  3.1%
National Australia Bank, 7.875% (Australia).......................    180,000      6,991,200
Washington Mutual Capital Trust I, 5.375%, 144A--Private Placement
  (a).............................................................    100,000      5,925,000
                                                                                ------------
                                                                                  12,916,200
                                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES  0.7%
Cendant Corp., 7.750%, DECS.......................................     60,000      2,714,400
                                                                                ------------

DIVERSIFIED METALS & MINING  1.2%
Arch Coal, Inc., 5.000%...........................................     72,500      4,794,063
                                                                                ------------

ELECTRIC UTILITIES  3.2%
American Electric Power, Inc., 9.250%.............................     52,000      2,278,640
Citizens Communications Co., 6.750%...............................    160,000      4,172,800
DTE Energy Co., 8.750%............................................     50,000      1,314,500
FPL Group, Inc., 8.500%...........................................     55,000      3,279,650
TXU Corp., 8.125%, PRIDES.........................................     70,000      2,417,800
                                                                                ------------
                                                                                  13,463,390
                                                                                ------------
ENVIRONMENTAL SERVICES  0.7%
Allied Waste Industries, Inc., Ser C, 6.250%......................     50,000      2,935,000
                                                                                ------------

HEALTH CARE EQUIPMENT  1.8%
Baxter International, Inc., 7.000%................................    150,000      7,353,000
                                                                                ------------

HOUSEWARES & SPECIALTIES  1.9%
Newell Financial Trust I, 5.250%..................................    170,000      8,096,250
                                                                                ------------

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                           SHARES       VALUE
INTEGRATED TELECOMMUNICATION SERVICES  0.8%
Alltel Corp., 7.750%..............................................     70,600   $  3,512,350
                                                                                ------------

MULTI-LINE INSURANCE  0.6%
Hartford Financial Services Group, Inc., 6.000%...................     50,000      2,632,000
                                                                                ------------

MULTI-UTILITIES & UNREGULATED POWER  1.1%
Williams Cos., Inc., 5.500%, 144A--Private Placement (a)..........     55,100      2,989,175
Williams Cos., Inc., 9.000%.......................................    113,000      1,395,550
                                                                                ------------
                                                                                   4,384,725
                                                                                ------------
OFFICE ELECTRONICS  0.6%
Xerox Corp., Ser C, 6.250%........................................     25,000      2,618,750
                                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
Kerr-McGee Corp., 5.500% (Convertible into 42,373 shares of Devon
  Energy Corp. Common Stock), DECS................................     50,000      2,381,000
                                                                                ------------

OIL & GAS REFINING & MARKETING  0.7%
Valero Energy Corp. Trust I, 7.750%, PEPS.........................    112,400      3,048,850
                                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.6%
Prudential Financial, Inc., 6.750%................................     48,200      2,696,790
                                                                                ------------

PAPER PACKAGING  1.1%
Temple-Inland, Inc., 7.500%.......................................    100,000      4,445,000
                                                                                ------------

PROPERTY & CASUALTY  0.6%
Chubb Corp., 7.000%...............................................     55,300      1,440,565
Chubb Corp., 7.000%...............................................     40,000      1,028,000
                                                                                ------------
                                                                                   2,468,565
                                                                                ------------
RAILROADS  0.8%
Union Pacific Capital Trust, 6.250%, TIDES........................     67,381      3,503,812
                                                                                ------------

REINSURANCE  1.0%
Platinum Underwriter Holdings, Ltd, 7.000% (Bermuda)..............    135,000      3,948,750
                                                                                ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  31.2%.........................               130,131,476
                                                                                ------------

INDEX  1.6%
SPDR Trust Ser 1..................................................     67,500      6,590,025
                                                                                ------------

 12                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                                        VALUE
TOTAL LONG-TERM INVESTMENTS  100.0%
    (Cost $404,346,696)...........................................              $416,923,659

REPURCHASE AGREEMENT  2.4%
Banc of America Securities LLC ($10,056,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 06/30/03, to be sold
  on 07/01/03 at $10,056,310) (Cost $10,056,000).............................     10,056,000
                                                                                ------------

TOTAL INVESTMENTS  102.4%
    (Cost $414,402,696)...........................................               426,979,659
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.4%).....................                (9,930,014)
                                                                                ------------

NET ASSETS  100.0%................................................              $417,049,645
                                                                                ============

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Non-income producing security as this stock currently does not declare dividends.

DECS--Debt Exchange for Common Stock

LYON--Liquid Yield Option Note

PEPS--Premium Equity Partnership Securities

PRIDES--Preferred Redeemable Increased Dividend Equity Security, traded in shares

TIDES--Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             13

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $414,402,696).......................  $426,979,659
Cash........................................................        50,487
Receivables:
  Investments Sold..........................................     3,815,121
  Interest..................................................     1,704,875
  Dividends.................................................       384,135
  Fund Shares Sold..........................................       175,007
Other.......................................................       147,909
                                                              ------------
    Total Assets............................................   433,257,193
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    15,102,860
  Distributor and Affiliates................................       315,099
  Fund Shares Repurchased...................................       248,815
  Investment Advisory Fee...................................       188,362
Trustees' Deferred Compensation and Retirement Plans........       176,551
Accrued Expenses............................................       175,861
                                                              ------------
    Total Liabilities.......................................    16,207,548
                                                              ------------
NET ASSETS..................................................  $417,049,645
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $492,510,976
Net Unrealized Appreciation.................................    12,576,963
Accumulated Undistributed Net Investment Income.............     1,626,628
Accumulated Net Realized Loss...............................   (89,664,922)
                                                              ------------
NET ASSETS..................................................  $417,049,645
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $353,123,219 and 27,887,113 shares of
    beneficial interest issued and outstanding).............  $      12.66
    Maximum sales charge (5.75%* of offering price).........           .77
                                                              ------------
    Maximum offering price to public........................  $      13.43
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,784,513 and 4,019,497 shares of
    beneficial interest issued and outstanding).............  $      12.63
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,141,913 and 1,032,052 shares of
    beneficial interest issued and outstanding).............  $      12.73
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,193,069
Dividends...................................................    3,806,759
Other.......................................................        8,833
                                                              -----------
    Total Income............................................    9,008,661
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,111,268
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $419,512, $252,322 and $63,146,
  respectively).............................................      734,980
Shareholder Services........................................      397,781
Custody.....................................................       29,049
Trustees' Fees and Related Expenses.........................       13,591
Legal.......................................................        8,273
Other.......................................................      144,177
                                                              -----------
    Total Expenses..........................................    2,439,119
    Less Credits Earned on Cash Balances....................        6,882
                                                              -----------
    Net Expenses............................................    2,432,237
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,576,424
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 3,261,272
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (6,111,231)
  End of the Period.........................................   12,576,963
                                                              -----------
Net Unrealized Appreciation During the Period...............   18,688,194
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $21,949,466
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $28,525,890
                                                              ===========

See Notes to Financial Statements                                             15

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $  6,576,424        $  13,676,628
Net Realized Gain/Loss................................       3,261,272          (78,084,920)
Net Unrealized Appreciation During the Period.........      18,688,194            2,573,206
                                                          ------------        -------------
Change in Net Assets from Operations..................      28,525,890          (61,835,086)
                                                          ------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (6,177,233)         (13,438,130)
  Class B Shares......................................        (657,266)          (1,538,878)
  Class C Shares......................................        (163,372)            (376,548)
                                                          ------------        -------------
Total Distributions...................................      (6,997,871)         (15,353,556)
                                                          ------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      21,528,019          (77,188,642)
                                                          ------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      17,032,979           36,817,562
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       5,640,172           12,269,678
Cost of Shares Repurchased............................     (42,103,762)        (106,139,629)
                                                          ------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (19,430,611)         (57,052,389)
                                                          ------------        -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       2,097,408         (134,241,031)
NET ASSETS:
Beginning of the Period...............................     414,952,237          549,193,268
                                                          ------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of $1,626,628 and $2,048,075,
  respectively).......................................    $417,049,645        $ 414,952,237
                                                          ============        =============

 16                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                YEAR ENDED DECEMBER 31,
CLASS A SHARES                      JUNE 30,   ---------------------------------------------
                                      2003      2002     2001 (a)    2000     1999     1998
                                    --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $12.02    $ 14.06   $ 17.55    $20.35   $14.84   $15.06
                                     ------    -------   -------    ------   ------   ------
  Net Investment Income............     .21        .40       .44       .42      .44      .52
  Net Realized and Unrealized
    Gain/Loss......................     .65      (2.00)    (2.95)     (.78)    6.69      .55
                                     ------    -------   -------    ------   ------   ------
Total from Investment Operations...     .86      (1.60)    (2.51)     (.36)    7.13     1.07
                                     ------    -------   -------    ------   ------   ------
Less:
  Distributions from Net Investment
    Income.........................     .22        .44       .41       .39      .52      .54
  Distributions from Net Realized
    Gain...........................     -0-        -0-       .57      2.05     1.10      .75
                                     ------    -------   -------    ------   ------   ------
Total Distributions................     .22        .44       .98      2.44     1.62     1.29
                                     ------    -------   -------    ------   ------   ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $12.66    $ 12.02   $ 14.06    $17.55   $20.35   $14.84
                                     ======    =======   =======    ======   ======   ======

Total Return (b)...................   7.19%*   -11.47%   -14.38%    -1.92%   50.01%    7.52%
Net Assets at End of the Period (In
  millions)........................  $353.1    $ 349.8   $ 457.4    $592.2   $516.1   $375.4
Ratio of Expenses to Average Net
  Assets...........................   1.07%      1.02%      .99%     1.02%    1.00%    1.02%
Ratio of Net Investment Income to
  Average Net Assets...............   3.33%      3.03%     2.89%     2.30%    2.69%    3.48%
Portfolio Turnover.................     87%*       97%      115%      116%     103%     156%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .04%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX
                                      MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,   -------------------------------------------------
                                       2003      2002     2001 (a)    2000    1999 (b)   1998 (b)
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $11.98    $ 13.99   $ 17.45    $20.24    $14.76     $ 14.98
                                      ------    -------   -------    ------    ------     -------
  Net Investment Income.............     .16        .31       .33       .25       .32         .40
  Net Realized and Unrealized
    Gain/Loss.......................     .65      (2.00)    (2.94)     (.77)     6.66         .55
                                      ------    -------   -------    ------    ------     -------
Total from Investment Operations....     .81      (1.69)    (2.61)     (.52)     6.98         .95
                                      ------    -------   -------    ------    ------     -------
Less:
  Distributions from Net Investment
    Income..........................     .16        .32       .28       .22       .40         .42
  Distributions from Net Realized
    Gain............................     -0-        -0-       .57      2.05      1.10         .75
                                      ------    -------   -------    ------    ------     -------
Total Distributions.................     .16        .32       .85      2.27      1.50        1.17
                                      ------    -------   -------    ------    ------     -------
NET ASSET VALUE, END OF THE
  PERIOD............................  $12.63    $ 11.98   $ 13.99    $17.45    $20.24     $ 14.76
                                      ======    =======   =======    ======    ======     =======

Total Return (c)....................   6.80%*   -12.14%   -15.06%    -2.66%    49.02%       6.70%
Net Assets at End of the Period (In
  millions).........................  $ 50.8    $  52.2   $  74.9    $ 98.6    $ 62.5     $  66.7
Ratio of Expenses to Average Net
  Assets............................   1.84%      1.78%     1.75%     1.88%     1.77%       1.81%
Ratio of Net Investment Income to
  Average Net Assets................   2.56%      2.27%     2.12%     1.49%     1.97%       2.66%
Portfolio Turnover..................     87%*       97%      115%      116%      103%        156%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                      JUNE 30,   -------------------------------------------------
                                      2003      2002     2001 (a)    2000    1999 (b)   1998 (b)
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $12.08    $ 14.10   $ 17.58    $20.38    $14.86     $ 15.08
                                     ------    -------   -------    ------    ------     -------
  Net Investment Income............     .16        .30       .32       .23       .32         .41
  Net Realized and Unrealized
    Gain/Loss......................     .65      (2.00)    (2.95)     (.76)     6.70         .54
                                     ------    -------   -------    ------    ------     -------
Total from Investment Operations...     .81      (1.70)    (2.63)     (.53)     7.02         .95
                                     ------    -------   -------    ------    ------     -------
Less:
  Distributions from Net Investment
    Income.........................     .16        .32       .28       .22       .40         .42
  Distributions from Net Realized
    Gain...........................     -0-        -0-       .57      2.05      1.10         .75
                                     ------    -------   -------    ------    ------     -------
Total Distributions................     .16        .32       .85      2.27      1.50        1.17
                                     ------    -------   -------    ------    ------     -------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $12.73    $ 12.08   $ 14.10    $17.58    $20.38     $ 14.86
                                     ======    =======   =======    ======    ======     =======

Total Return (c)...................   6.74%*   -12.11%   -15.06%    -2.69%    48.95%       6.65%
Net Assets at End of the Period (In
  millions)........................  $ 13.1    $  12.9   $  16.9    $ 20.5    $  9.0     $   5.9
Ratio of Expenses to Average Net
  Assets...........................   1.84%      1.78%     1.75%     1.87%     1.76%       1.81%
Ratio of Net Investment Income to
  Average Net Assets...............   2.56%      2.27%     2.12%     1.54%     1.91%       2.71%
Portfolio Turnover.................     87%*       97%      115%      116%      103%        156%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation, and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and October 26, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $89,385,990 which expires between December 31, 2009 and December 31, 2010.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $415,366,558
                                                              ============
Gross tax unrealized appreciation...........................  $ 21,803,599
Gross tax unrealized depreciation...........................   (10,190,498)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 11,613,101
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                                 2002
Distributions paid from:
  Ordinary income...........................................  $15,353,551
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $15,353,551
                                                              ===========

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $2,699,559

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $6,882 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .55%
Next $350 million...........................................     .50%
Next $350 million...........................................     .45%
Over $1.05 billion..........................................     .40%

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $8,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $21,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $315,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $84,726 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $393,648,207, $78,008,362 and $20,854,407 for Classes A, B, and C, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,055,880    $ 12,903,884
  Class B...................................................     229,380       2,800,262
  Class C...................................................     106,938       1,328,833
                                                              ----------    ------------
Total Sales.................................................   1,392,198    $ 17,032,979
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     393,780    $  4,915,375
  Class B...................................................      46,646         580,970
  Class C...................................................      11,449         143,827
                                                              ----------    ------------
Total Dividend Reinvestment.................................     451,875    $  5,640,172
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,668,732)   $(32,735,848)
  Class B...................................................    (616,634)     (7,504,276)
  Class C...................................................    (152,210)     (1,863,638)
                                                              ----------    ------------
Total Repurchases...........................................  (3,437,576)   $(42,103,762)
                                                              ==========    ============

    At December 31, 2002, capital aggregated $408,564,796, $82,131,406, and
$21,245,385 for Classes A, B, and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   2,018,606    $  25,354,611
  Class B...................................................     666,941        8,499,598
  Class C...................................................     224,890        2,963,353
                                                              ----------    -------------
Total Sales.................................................   2,910,437    $  36,817,562
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................     842,465    $  10,589,522
  Class B...................................................     107,924        1,354,384
  Class C...................................................      25,800          325,772
                                                              ----------    -------------
Total Dividend Reinvestment.................................     976,189    $  12,269,678
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,285,071)   $ (78,957,491)
  Class B...................................................  (1,767,462)     (22,319,626)
  Class C...................................................    (385,504)      (4,862,512)
                                                              ----------    -------------
Total Repurchases...........................................  (8,438,037)   $(106,139,629)
                                                              ==========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 65,477 and 162,099 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $18,700 and CDSC on redeemed shares of approximately $69,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $345,115,100 and $345,897,905, respectively.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended June 30, 2003, are payments retained by Van Kampen of approximately $196,800 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $19,700. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $2,524,300 and $202,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Asian Equity**
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American**
   Worldwide High Income

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Open to new investors for a limited time

** Closed to new investors

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 11, 111, 211
                                                 HAR SAR 8/03 11602H03-AP-8/03

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund
             ------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    ---------------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003